Significant Accounting Policies (Schedule Of Annual Depreciation Rates) (Details)	Dec. 31, 2012
Computers, Manufacturing And Peripheral Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	6.00%
Computers, Manufacturing And Peripheral Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	33.00%
Other Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	7.00%